Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 13 – STOCK-BASED COMPENSATION

Effective April 19, 2006, the shareholders approved the 2006 Employee Plan, replacing the 2003 Stock Plan and authorizing the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 10,000,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or cancelled. Effective April 21, 2010, the 2006 Employee Plan was amended and restated to increase the number of shares that may be issued or transferred by 9,200,000 shares to 19,200,000 shares. The 2006 Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units, performance shares and performance units to eligible employees. At December 31, 2011, no appreciation rights, restricted stock units, performance shares or performance units had been granted under the 2006 Employee Plan. No further grants may be made under the 2003 Stock Plan, all rights granted under that plan remain.

Effective April 19, 2006, the shareholders also approved the 2006 Stock Plan for Nonemployee Directors (Nonemployee Plan), replacing the 1997 Stock Plan and authorizing the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are cancelled. The Nonemployee Plan permits the granting of option rights, appreciation rights, restricted stock and restricted stock units to members of the Board of Directors who are not employees of the Company. At December 31, 2011, no option rights, appreciation rights or restricted stock units had been granted under the Nonemployee Plan. No further grants may be made under the 1997 Stock Plan, all rights granted under that plan remain.

The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. The tax benefits associated with these share-based payments are classified as financing activities in the Statements of Consolidated Cash Flows.

At December 31, 2011, the Company had total unrecognized stock-based compensation expense of $59,837 that is expected to be recognized over a weighted-average period of 1.26 years. Stock-based compensation expense during 2011, 2010 and 2009 was $48,176, $42,276 and $23,271, respectively. Stock-based compensation expense was reduced by $21,958 in 2009 related to certain restricted stock awards granted under the 2006 Employee Plan where the performance conditions were not expected to be fully attained. This change increased 2009 net income by $13,501 and increased basic and diluted earnings per share by $.12. The Company recognized a total income tax benefit related to stock-based compensation expense of $18,570, $16,290 and $8,963 during 2011, 2010 and 2009, respectively. The impact of total stock-based compensation expense, net of taxes, on net income reduced both Basic and Diluted net income per common share by $.28 during 2011.

Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2011	2010	2009
Risk-free interest rate	1.13%	1.16%	2.39%
Expected life of option rights	5.27 years	5.27 years	5.27 years
Expected dividend yield of stock	1.77%	1.84%	2.69%
Expected volatility of stock	.303	.304	.319

The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 3.16 percent to the 2011 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.

Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers, key employees and nonemployee directors under the 2006 Employee Plan, the 2003 Stock Plan, and the 1997 Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to $33,700 at December 31, 2011. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted average period of 1.44 years.

The weighted-average per share grant date fair value of options granted during 2011, 2010 and 2009, respectively, was $18.47, $16.83 and $15.20. The total intrinsic value of exercised option rights for employees was $53,100, $74,440 and $26,684, and for nonemployee directors was $1,129, $626 and $497 during 2011, 2010 and 2009, respectively. The total fair value of options vested during the year was $25,868, $25,073 and $24,867 during 2011, 2010 and 2009, respectively. The outstanding option rights for nonemployee directors were 17,500, 37,500 and 51,667 for 2011, 2010 and 2009, respectively. The Company issues new shares upon exercise of option rights or granting of restricted stock.

A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2011			2010			2009
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	10,009,385	$55.82		10,897,652	$50.30		10,270,899	$46.48
Granted	1,407,259	78.72		1,586,984	72.48		1,802,432	62.73
Exercised	(1,480,058)	47.15		(2,436,639)	41.95		(1,075,395)	33.73
Forfeited	(76,354)	67.02		(34,999)	58.90		(70,428)	60.14
Expired	(2,537)	53.65		(3,613)	54.71		(29,856)	60.45

Outstanding end of year	9,857,695	$60.31	$287,526	10,009,385	$55.82	$281,349	10,897,652	$50.30	$132,139

Exercisable at end of year	6,908,116	$54.24	$243,440	6,655,569	$50.78	$220,647	7,434,125	$45.83	$121,874

The weighted average remaining term for options outstanding at the end of 2011, 2010 and 2009, respectively, was 6.54, 6.76 and 6.73 years. The weighted average remaining term for options exercisable at the end of 2011, 2010 and 2009, respectively, was 5.39, 5.58 and 5.60 years. Shares reserved for future grants of option rights and restricted stock were 8,155,734, 9,826,006 and 2,483,797 at December 31, 2011, 2010 and 2009, respectively.

Restricted stock. Grants of restricted stock, which generally require three or four years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan. Prior to 2010, all awards were performance-based, and the shares of stock to be received without restriction under these plans were based on the Company’s achievement of specified financial goals relating to average return on average equity and earnings before interest, taxes, depreciation and amortization. The February 2011 and 2010 grants consisted of approximately two-thirds performance-based awards that vest at the end of a three year period based on the Company’s achievement of specified financial goals relating to average return on average equity and earnings per share (for the February 2010 grant) and earnings per share (for the February 2011 grant) and one-third time-based awards that vest at the end of a three year period based on continuous employment. Unrecognized compensation expense with respect to grants of restricted stock to eligible employees amounted to $24,929 at December 31, 2011 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted average period of 0.83 years.

Grants of restricted stock have been awarded to nonemployee directors under the Nonemployee Plan and the 1997 Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant. Unrecognized compensation expense with respect to grants of restricted stock to nonemployee directors amounted to $1,208 at December 31, 2011 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted average period of 1.44 years.

A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2011	2010	2009
Restricted stock granted	300,677	348,460	429,221
Weighted-average per share fair value of restricted stock granted during the year	$84.86	$64.49	$45.85

A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2011	2010	2009
Outstanding at beginning of year	1,266,201	1,304,386	1,166,900
Granted	300,677	348,460	429,221
Vested	(16,072)	(300,598)	(287,075)
Forfeited	(245,915)	(86,047)	(4,660)

Outstanding at end of year	1,304,891	1,266,201	1,304,386